Non-controlling Interest in GasLog Partners - Distributions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Dividend distributions
Dividend declared	$ 82,111	$ 71,223
Non-controlling interests
Dividend distributions
Dividend declared	52,822	$ 42,771
GasLog Partners LP | Non-controlling interests | Common shares/units
Dividend distributions
Dividend declared	36,950
GasLog Partners LP | Non-controlling interests | Preference shares/units
Dividend distributions
Dividend declared	$ 15,872